Virtus Vontobel Global Opportunities Fund
Virtus Vontobel Global Opportunities Fund

Virtus Vontobel Global Opportunities Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 30, 2018, to the Summary Prospectuses dated January 29, 2018,

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 29, 2018, each as supplemented

Important Notice to Investors

Effective December 1, 2018, the funds' investment adviser, Virtus Investment Advisers, Inc., will implement new or more favorable expense limitation arrangements. These changes are described in more detail below.

Under “Fees and Expenses” in the fund's summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Vontobel Global Opportunities Fund		Class A		Class C		Class I		Class R6		Class T
Management Fees		0.85%		0.85%		0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		none		none		0.25%
Other Expenses		0.35%	[1]	0.35%	[1]	0.33%	[1]	0.30%	[2]	0.35%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	[3]	1.46%		2.21%		1.19%		1.16%		1.46%
Less: Fee Waiver and/or Expense Reimbursement	[4]	(0.09%)		(0.09%)		(0.09%)		(0.09%)		none
Total Annual Fund Operating Expenses After Expense Reimbursement	[4]	1.37%		2.12%		1.10%		1.07%		1.46%
[1]	Restated to reflect certain contract and expense allocation changes.
[2]	Estimated for current fiscal year, as annualized.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.36% for Class A Shares, 2.11% for Class C Shares, 1.09% for Class I Shares, 1.06% for Class R6 Shares and 1.55% for Class T Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:
Expense Example - Virtus Vontobel Global Opportunities Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	706	1,002	1,319	2,214
Class C	Sold	315	683	1,177	2,537
Class I	Sold	112	369	646	1,435
Class R6	Sold	109	360	630	1,401
Class T	Sold	395	700	1,027	1,953

Expense Example, No Redemption - Virtus Vontobel Global Opportunities Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	706	1,002	1,319	2,214
Class C	Held	215	683	1,177	2,537
Class I	Held	112	369	646	1,435
Class R6	Held	109	360	630	1,401
Class T	Held	395	700	1,027	1,953